UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2025 – December 31, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

DF Dent Premier Growth Fund

DFDPX

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Dent Premier Growth Fund	$50	0.99%

How did the Fund perform in the last six months?

During the period from June 30, 2025, through December 31, 2025, the Fund underperformed its benchmark, the S&P 500 Index. The underperformance was influenced primarily by stock selection. The largest detractors were stock selection in Financials, Industrials, Health Care, and Information Technology (IT).

Within IT, our underweight of the largest technology names (The Mag 7), and Artificial Intelligence (AI) stocks broadly detracted from performance. Our Software holdings contributed to the underperformance, too, as investors questioned the impact AI would have on their business models. Notably, the Communication Services sector contributed positively to the portfolio’s performance, as did an overweight in the Health Care sector and being underweight in Consumer Staples.

Despite the underperformance, we are encouraged that market breath improved throughout the year. While it came in fits and starts, there has been somewhat of a rotation away from the Magnificent 7 - only NVIDIA Corp. (NVDA) and Alphabet, Inc., Class C (GOOG) outperformed the S&P 500 Index in 2025 - and more recently in the fourth quarter of 2025 away from AI infrastructure companies.

Top Contributors

  Alphabet, Inc., Class C

  Thermo Fisher Scientific, Inc.

  Monolithic Power Systems, Inc.

  ASML Holding NV

  Danaher Corp.

Top Detractors

  Veeva Systems, Inc., Class A

  ServiceNow, Inc.

  Tyler Technologies, Inc.

  Uber Technologies, Inc.

  Intuit, Inc.

Total Return Based on a $10,000 Investment

Date	DF Dent Premier Growth Fund	S&P 500® Index
12/31/15	$10,000	$10,000
03/31/16	$9,769	$10,135
06/30/16	$9,915	$10,384
09/30/16	$10,463	$10,784
12/31/16	$10,243	$11,196
03/31/17	$11,027	$11,875
06/30/17	$11,960	$12,242
09/30/17	$12,718	$12,790
12/31/17	$13,504	$13,640
03/31/18	$14,286	$13,537
06/30/18	$14,946	$14,002
09/30/18	$16,170	$15,081
12/31/18	$13,755	$13,042
03/31/19	$16,485	$14,822
06/30/19	$18,106	$15,460
09/30/19	$18,328	$15,723
12/31/19	$19,656	$17,149
03/31/20	$16,661	$13,788
06/30/20	$21,151	$16,620
09/30/20	$22,542	$18,105
12/31/20	$25,224	$20,304
03/31/21	$25,129	$21,558
06/30/21	$27,699	$23,401
09/30/21	$27,877	$23,537
12/31/21	$29,543	$26,132
03/31/22	$26,358	$24,931
06/30/22	$21,316	$20,916
09/30/22	$19,987	$19,895
12/31/22	$21,256	$21,399
03/31/23	$22,885	$23,004
06/30/23	$24,573	$25,015
09/30/23	$23,268	$24,196
12/31/23	$26,446	$27,025
03/31/24	$28,925	$29,878
06/30/24	$28,474	$31,157
09/30/24	$30,809	$32,992
12/31/24	$30,323	$33,786
03/31/25	$29,359	$32,343
06/30/25	$31,907	$35,882
09/30/25	$32,789	$38,797
12/31/25	$32,400	$39,827

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.

Average Annual Total Returns

	One Year	Five Year	Ten Year
DF Dent Premier Growth Fund	6.85%	5.14%	12.47%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$220,532,634
# of Portfolio Holdings	39
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived)	$990,095

Top Ten Holdings

(% total investments)*

Alphabet, Inc., Class C	6.61%
Amazon.com, Inc.	6.54%
Microsoft Corp.	4.97%
Visa, Inc., Class A	4.92%
Mastercard, Inc., Class A	4.68%
HEICO Corp., Class A	4.29%
TransDigm Group, Inc.	3.73%
Danaher Corp.	3.08%
Uber Technologies, Inc.	3.03%
Monolithic Power Systems, Inc.	2.96%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Real Estate
4.5%
Consumer Discretionary
6.6%
Materials
6.6%
Communication Services
8.0%
Health Care
14.1%
Industrials
14.8%
Financials
17.5%
Information Technology
27.9%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Information Technology	27.9%
Financials	17.5%
Industrials	14.8%
Health Care	14.1%
Communication Services	8.0%
Materials	6.6%
Consumer Discretionary	6.6%
Real Estate	4.5%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Premier Growth Fund

DFDPX

Semi-Annual Shareholder Report - December 31, 2025

221S-DFDPX-25

DF Dent Midcap Growth Fund

DFDMX

:  Investor Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.93%

How did the Fund perform in the last six months?

During the period from June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection within Health Care, Industrials, Information Technology, Materials, and Financials. This was somewhat offset by underweights in Consumer Discretionary and Consumer Staples, and our overweighting of the Health Care and Information Technology sectors.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by weakness from being overweight to the Software and Information Services sectors where there was great concern over the potential impact of Artificial Intelligence (AI) on their business models. Stock selection in Financials, Industrials, and Materials also materially detracted from performance. On the positive side, allocation was a significant positive. Underweights in Utilities, Communication Services, and Health Care helped offset the stock selection issues described above. Our overweight in Materials was the biggest positive contributor.

While we are disappointed with absolute and relative portfolio returns in 2025, we are heartened by the robust business performance of our holdings. We estimate the earnings of the portfolio grew by roughly 12% in 2025. This is meaningfully above the portfolio return. We are satisfied with this measure, particularly given that a meaningful percentage of the portfolio comprises companies where earnings growth is cyclically depressed.

Top Contributors

  West Pharmaceutical Services, Inc.

  Repligen Corp.

  Monolithic Power Systems, Inc.

  Medpace Holdings, Inc.

  CBRE Group, Inc., Class A

Top Detractors

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Kinsale Capital Group, Inc.

  CoStar Group, Inc.

  Tyler Technologies, Inc.

Total Return Based on a $10,000 Investment

Date	Investor Shares	Russell 2500 Index	Russell Midcap Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,980	$10,039	$10,058
06/30/16	$10,281	$10,398	$10,215
09/30/16	$10,716	$11,080	$10,684
12/31/16	$10,424	$11,759	$10,733
03/31/17	$11,127	$12,201	$11,473
06/30/17	$12,104	$12,461	$11,956
09/30/17	$12,801	$13,052	$12,588
12/31/17	$13,678	$13,736	$13,445
03/31/18	$14,397	$13,703	$13,737
06/30/18	$14,914	$14,485	$14,171
09/30/18	$16,022	$15,165	$15,244
12/31/18	$13,653	$12,362	$12,806
03/31/19	$16,264	$14,317	$15,319
06/30/19	$17,937	$14,741	$16,146
09/30/19	$18,097	$14,552	$16,038
12/31/19	$19,132	$15,794	$17,348
03/31/20	$16,295	$11,100	$13,872
06/30/20	$20,653	$14,049	$18,070
09/30/20	$21,619	$14,875	$19,763
12/31/20	$24,953	$18,952	$23,522
03/31/21	$24,616	$21,023	$23,389
06/30/21	$26,710	$22,167	$25,979
09/30/21	$26,900	$21,573	$25,781
12/31/21	$28,023	$22,398	$26,516
03/31/22	$24,234	$21,095	$23,180
06/30/22	$19,506	$17,513	$18,296
09/30/22	$18,205	$17,019	$18,176
12/31/22	$19,470	$18,284	$19,431
03/31/23	$21,147	$18,903	$21,206
06/30/23	$22,420	$19,891	$22,528
09/30/23	$21,118	$18,940	$21,351
12/31/23	$23,931	$21,469	$24,457
03/31/24	$25,753	$22,955	$26,779
06/30/24	$24,104	$21,973	$25,919
09/30/24	$26,656	$23,896	$27,614
12/31/24	$26,599	$24,044	$29,863
03/31/25	$26,092	$22,241	$27,736
06/30/25	$27,372	$24,150	$32,785
09/30/25	$28,102	$26,324	$33,696
12/31/25	$26,729	$26,907	$32,448

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Shares	0.49%	1.38%	10.33%
Russell 2500 Index	11.91%	7.26%	10.40%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$324,749,144
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Investment Advisory Fees (Net of fees waived)	$1,258,486

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.25%
Vulcan Materials Co.	5.18%
Ecolab, Inc.	5.10%
CoStar Group, Inc.	4.10%
Veralto Corp.	4.08%
Bio-Techne Corp.	3.89%
CBRE Group, Inc., Class A	3.89%
Kinsale Capital Group, Inc.	3.89%
Veeva Systems, Inc., Class A	3.79%
TransDigm Group, Inc.	3.71%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Consumer Discretionary
1.8%
Real Estate
8.0%
Materials
10.3%
Health Care
15.9%
Financials
17.2%
Information Technology
23.0%
Industrials
23.8%
0%
5%
10%
15%
20%
25%

Value	Value
Industrials	23.8%
Information Technology	23.0%
Financials	17.2%
Health Care	15.9%
Materials	10.3%
Real Estate	8.0%
Consumer Discretionary	1.8%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Midcap Growth Fund

DFDMX

:  Investor Shares

Semi-Annual Shareholder Report - December 31, 2025

221S-DFDMX-25

DF Dent Midcap Growth Fund

DFMGX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.85%

How did the Fund perform in the last six months?

During the period from June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection within Health Care, Industrials, Information Technology, Materials, and Financials. This was somewhat offset by underweights in Consumer Discretionary and Consumer Staples, and our overweighting of the Health Care and Information Technology sectors.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by weakness from being overweight to the Software and Information Services sectors where there was great concern over the potential impact of Artificial Intelligence (AI) on their business models. Stock selection in Financials, Industrials, and Materials also materially detracted from performance. On the positive side, allocation was a significant positive. Underweights in Utilities, Communication Services, and Health Care helped offset the stock selection issues described above. Our overweight in Materials was the biggest positive contributor.

While we are disappointed with absolute and relative portfolio returns in 2025, we are heartened by the robust business performance of our holdings. We estimate the earnings of the portfolio grew by roughly 12% in 2025. This is meaningfully above the portfolio return. We are satisfied with this measure, particularly given that a meaningful percentage of the portfolio comprises companies where earnings growth is cyclically depressed.

Top Contributors

  West Pharmaceutical Services, Inc.

  Repligen Corp.

  Monolithic Power Systems, Inc.

  Medpace Holdings, Inc.

  CBRE Group, Inc., Class A

Top Detractors

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Kinsale Capital Group, Inc.

  CoStar Group, Inc.

  Tyler Technologies, Inc.

Total Return Based on a $500,000 Investment

Date	Institutional SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
12/31/15	$500,000	$500,000	$500,000
3/31/16	$498,997	$501,965	$502,895
6/30/16	$514,047	$519,897	$510,753
9/30/16	$535,786	$554,017	$534,206
12/31/16	$521,194	$587,946	$536,643
3/31/17	$556,342	$610,030	$573,640
6/30/17	$605,215	$623,051	$597,820
9/30/17	$640,028	$652,594	$629,402
12/31/17	$683,908	$686,782	$672,240
3/31/18	$719,833	$685,140	$686,858
6/30/18	$746,021	$724,254	$708,545
9/30/18	$801,754	$758,267	$762,214
12/31/18	$683,300	$618,091	$640,305
3/31/19	$814,197	$715,858	$765,940
6/30/19	$898,568	$737,053	$807,314
9/30/19	$906,553	$727,602	$801,877
12/31/19	$959,018	$789,710	$867,420
3/31/20	$817,162	$554,994	$693,589
6/30/20	$1,035,725	$702,427	$903,475
9/30/20	$1,084,762	$743,747	$988,164
12/31/20	$1,252,152	$947,600	$1,176,104
3/31/21	$1,235,288	$1,051,162	$1,169,456
6/30/21	$1,340,337	$1,108,368	$1,298,939
9/30/21	$1,350,175	$1,078,644	$1,289,068
12/31/21	$1,406,325	$1,119,892	$1,325,801
3/31/22	$1,216,213	$1,054,749	$1,159,011
6/30/22	$979,115	$875,642	$914,787
9/30/22	$913,696	$850,970	$908,813
12/31/22	$977,308	$914,177	$971,534
3/31/23	$1,061,521	$945,170	$1,060,293
6/30/23	$1,125,494	$994,555	$1,126,395
9/30/23	$1,060,075	$946,994	$1,067,552
12/31/23	$1,201,756	$1,073,456	$1,222,840
3/31/24	$1,293,198	$1,147,734	$1,338,967
6/30/24	$1,210,792	$1,098,673	$1,295,942
9/30/24	$1,338,738	$1,194,792	$1,380,713
12/31/24	$1,335,847	$1,202,218	$1,493,125
3/31/25	$1,310,908	$1,112,035	$1,386,812
6/30/25	$1,375,604	$1,207,510	$1,639,237
9/30/25	$1,412,831	$1,316,185	$1,684,797
12/31/25	$1,344,159	$1,345,370	$1,622,385
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the periods prior to November 29, 2017 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The above chart represents historical performance of a hypothetical $500,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	0.62%	1.43%	10.39%
Russell 2500 Index	11.91%	7.26%	10.40%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$324,749,144
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Investment Advisory Fees (Net of fees waived)	$1,258,486

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.25%
Vulcan Materials Co.	5.18%
Ecolab, Inc.	5.10%
CoStar Group, Inc.	4.10%
Veralto Corp.	4.08%
Bio-Techne Corp.	3.89%
CBRE Group, Inc., Class A	3.89%
Kinsale Capital Group, Inc.	3.89%
Veeva Systems, Inc., Class A	3.79%
TransDigm Group, Inc.	3.71%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	23.8%
Information Technology	23.0%
Financials	17.2%
Health Care	15.9%
Materials	10.3%
Real Estate	8.0%
Consumer Discretionary	1.8%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Midcap Growth Fund

DFMGX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2025

221S-DFMGX-25

DF Dent Midcap Growth Fund

DFMLX

:  Institutional Plus Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$39	0.79%

How did the Fund perform in the last six months?

During the period from June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection within Health Care, Industrials, Information Technology, Materials, and Financials. This was somewhat offset by underweights in Consumer Discretionary and Consumer Staples, and our overweighting of the Health Care and Information Technology sectors.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by weakness from being overweight to the Software and Information Services sectors where there was great concern over the potential impact of Artificial Intelligence (AI) on their business models. Stock selection in Financials, Industrials, and Materials also materially detracted from performance. On the positive side, allocation was a significant positive. Underweights in Utilities, Communication Services, and Health Care helped offset the stock selection issues described above. Our overweight in Materials was the biggest positive contributor.

While we are disappointed with absolute and relative portfolio returns in 2025, we are heartened by the robust business performance of our holdings. We estimate the earnings of the portfolio grew by roughly 12% in 2025. This is meaningfully above the portfolio return. We are satisfied with this measure, particularly given that a meaningful percentage of the portfolio comprises companies where earnings growth is cyclically depressed.

Top Contributors

  West Pharmaceutical Services, Inc.

  Repligen Corp.

  Monolithic Power Systems, Inc.

  Medpace Holdings, Inc.

  CBRE Group, Inc., Class A

Top Detractors

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Kinsale Capital Group, Inc.

  CoStar Group, Inc.

  Tyler Technologies, Inc.

Total Return Based on a $100,000,000 Investment

Date	Institutional Plus SharesFootnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
12/31/15	$100,000,000	$100,000,000	$100,000,000
3/31/16	$99,799,331	$100,392,942	$100,578,926
6/30/16	$102,809,365	$103,979,477	$102,150,568
9/30/16	$107,157,191	$110,803,404	$106,841,294
12/31/16	$104,238,851	$117,589,163	$107,328,635
3/31/17	$111,268,446	$122,006,007	$114,727,976
6/30/17	$121,042,931	$124,610,186	$119,563,907
9/30/17	$128,005,577	$130,518,709	$125,880,371
12/31/17	$136,781,660	$137,356,401	$134,448,003
3/31/18	$143,966,558	$137,028,094	$137,371,604
6/30/18	$149,136,999	$144,850,707	$141,709,018
9/30/18	$160,216,515	$151,653,485	$152,442,878
12/31/18	$136,525,626	$123,618,133	$128,061,072
3/31/19	$162,636,325	$143,171,505	$153,187,937
6/30/19	$179,372,173	$147,410,649	$161,462,880
9/30/19	$180,969,370	$145,520,398	$160,375,400
12/31/19	$191,323,165	$157,942,060	$173,483,949
3/31/20	$162,950,451	$110,998,811	$138,717,821
6/30/20	$206,525,335	$140,485,421	$180,695,091
9/30/20	$216,193,075	$148,749,468	$197,632,714
12/31/20	$249,532,903	$189,520,085	$235,220,775
3/31/21	$246,159,887	$210,232,324	$233,891,190
6/30/21	$267,100,694	$221,673,508	$259,787,885
9/30/21	$268,998,016	$215,728,820	$257,813,652
12/31/21	$280,184,145	$223,978,476	$265,160,177
3/31/22	$242,307,799	$210,949,756	$231,802,169
6/30/22	$195,142,388	$175,128,332	$182,957,364
9/30/22	$182,180,901	$170,193,906	$181,762,688
12/31/22	$194,854,355	$182,835,377	$194,306,878
3/31/23	$211,704,288	$189,034,038	$212,058,557
6/30/23	$224,449,751	$198,910,962	$225,278,905
9/30/23	$211,416,255	$189,398,886	$213,510,380
12/31/23	$239,715,502	$214,691,278	$244,567,917
3/31/24	$258,005,600	$229,546,803	$267,793,437
6/30/24	$241,587,717	$219,734,576	$259,188,317
9/30/24	$267,366,674	$238,958,391	$276,142,644
12/31/24	$266,862,616	$240,443,562	$298,625,003
3/31/25	$261,894,046	$222,407,083	$277,362,422
6/30/25	$274,855,533	$241,502,065	$327,847,391
9/30/25	$282,272,384	$263,237,079	$336,959,309
12/31/25	$268,590,815	$269,074,083	$324,476,950
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on December 3, 2021. Performance for the periods prior to December 3, 2021 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The above chart represents historical performance of a hypothetical $100,000,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	0.65%	1.48%	10.38%
Russell 2500 Index	11.91%	7.26%	10.40%
Russell Midcap Growth Index	8.66%	6..65%	12.49%
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on December 3, 2021. Performance for the 5 year and 10 year periods is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$324,749,144
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Investment Advisory Fees (Net of fees waived)	$1,258,486

Top Ten Holdings

(% total investments)*

HEICO Corp., Class A	5.25%
Vulcan Materials Co.	5.18%
Ecolab, Inc.	5.10%
CoStar Group, Inc.	4.10%
Veralto Corp.	4.08%
Bio-Techne Corp.	3.89%
CBRE Group, Inc., Class A	3.89%
Kinsale Capital Group, Inc.	3.89%
Veeva Systems, Inc., Class A	3.79%
TransDigm Group, Inc.	3.71%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	23.8%
Information Technology	23.0%
Financials	17.2%
Health Care	15.9%
Materials	10.3%
Real Estate	8.0%
Consumer Discretionary	1.8%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Midcap Growth Fund

DFMLX

:  Institutional Plus Shares

Semi-Annual Shareholder Report - December 31, 2025

221S-DFMLX-25

DF Dent Small Cap Growth Fund

DFDSX

:  Investor Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$53	1.05%

How did the Fund perform in the last six months?

During the period June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index was driven almost entirely by stock selection. Consumer Discretionary, Financials, Health Care, Industrials, and Information Technology sectors were all drags versus the index. Allocation was barely a factor. Being overweight Materials and underweight Financials had the most positive impacts.

The underperformance relative to the Russell 2000 Growth Index was driven primarily by stock selection in the Health Care, Financials, Industrials, Real Estate, and Information Technology sectors. This was partially offset by stock selection in the Materials space. Allocation was a modest positive. Underweights in Communication Services, Consumer Discretionary added to performance versus the index while a Health Care overweight detracted.

During the third quarter of 2025, specifically a huge deficit in September, accounted for most of the underperformance. Unprofitable, high beta companies outperformed while high free cash flow businesses aligned with the Fund’s quality bias declined. In the fourth quarter of 2025, our structural zero weighting of no earnings biotechnology stocks was the largest negative.

At the start of 2025, we felt relatively more cautious as valuations in many companies appeared stretched to us while policy and economic uncertainty were building. There will always be sources of uncertainty, but valuations in our quality growth corner of the market appear more attractive to us now. In December 2024 our weighted-average internal rate of return (IRR) expectation for the underlying companies in our portfolio was 9%. Today, it is 14%, largely as a function of lower starting valuations. For the most part, the underlying businesses we’ve invested in have continued to perform well over the last year. We estimate the earnings of the portfolio grew by roughly 13% in 2025, below our long-term expectations but not outside of normal annual variance.

Top Contributors

  Perimeter Solutions, Inc.

  Medpace Holdings, Inc.

  Repligen Corp.

  RBC Bearings, Inc.

  Bio-Techne Corp.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc.

  Morningstar, Inc.

  Kinsale Capital Group, Inc.

  Floor & Decor Holdings, Inc., Class A

Total Return Based on a $10,000 Investment

Date	Investor Shares	Russell 2000® Index	Russell 2000 Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,925	$9,848	$9,532
06/30/16	$10,799	$10,222	$9,841
09/30/16	$11,513	$11,146	$10,748
12/31/16	$11,645	$12,131	$11,132
03/31/17	$11,889	$12,430	$11,727
06/30/17	$12,491	$12,736	$12,242
09/30/17	$13,026	$13,458	$13,003
12/31/17	$13,459	$13,908	$13,599
03/31/18	$13,900	$13,896	$13,912
06/30/18	$15,009	$14,973	$14,918
09/30/18	$16,325	$15,509	$15,742
12/31/18	$13,254	$12,376	$12,334
03/31/19	$15,515	$14,181	$14,448
06/30/19	$17,262	$14,478	$14,845
09/30/19	$16,676	$14,130	$14,226
12/31/19	$18,071	$15,535	$15,847
03/31/20	$14,403	$10,779	$11,764
06/30/20	$18,829	$13,519	$15,362
09/30/20	$20,017	$14,185	$16,461
12/31/20	$24,338	$18,636	$21,335
03/31/21	$24,370	$21,002	$22,375
06/30/21	$26,096	$21,904	$23,251
09/30/21	$26,358	$20,949	$21,937
12/31/21	$27,887	$21,397	$21,939
03/31/22	$23,463	$19,787	$19,169
06/30/22	$19,488	$16,385	$15,478
09/30/22	$18,663	$16,026	$15,516
12/31/22	$19,434	$17,024	$16,157
03/31/23	$21,116	$17,491	$17,138
06/30/23	$22,241	$18,401	$18,347
09/30/23	$21,534	$17,457	$17,004
12/31/23	$23,763	$19,906	$19,171
03/31/24	$25,734	$20,938	$20,625
06/30/24	$23,880	$20,251	$20,023
09/30/24	$26,752	$22,129	$21,707
12/31/24	$26,355	$22,203	$22,077
03/31/25	$24,373	$20,099	$19,623
06/30/25	$25,520	$21,807	$21,971
09/30/25	$25,562	$24,510	$24,650
12/31/25	$25,498	$25,047	$24,949

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Shares	-3.25%	0.94%	9.81%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$168,351,770
# of Portfolio Holdings	46
Portfolio Turnover Rate	24%
Investment Advisory Fees (Net of fees waived)	$654,962

Top Ten Holdings

(% total investments)*

Perimeter Solutions, Inc.	6.35%
RBC Bearings, Inc.	3.90%
Repligen Corp.	3.84%
HEICO Corp., Class A	3.62%
Hamilton Lane, Inc., Class A	3.46%
Hayward Holdings, Inc.	3.22%
Novanta, Inc.	3.12%
Casella Waste Systems, Inc.	3.12%
The Descartes Systems Group, Inc.	2.97%
Appfolio, Inc.	2.91%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Consumer Staples
1.5%
Real Estate
2.0%
Consumer Discretionary
3.8%
Materials
8.3%
Financials
10.1%
Health Care
14.6%
Information Technology
27.5%
Industrials
32.2%
0%
5%
10%
15%
20%
25%
30%
35%

Value	Value
Industrials	32.2%
Information Technology	27.5%
Health Care	14.6%
Financials	10.1%
Materials	8.3%
Consumer Discretionary	3.8%
Real Estate	2.0%
Consumer Staples	1.5%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Small Cap Growth Fund

DFDSX

:  Investor Shares

Semi-Annual Shareholder Report - December 31, 2025

221S-DFDSX-25

DF Dent Small Cap Growth Fund

DFSGX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.95%

How did the Fund perform in the last six months?

During the period June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index was driven almost entirely by stock selection. Consumer Discretionary, Financials, Health Care, Industrials, and Information Technology sectors were all drags versus the index. Allocation was barely a factor. Being overweight Materials and underweight Financials had the most positive impacts.

The underperformance relative to the Russell 2000 Growth Index was driven primarily by stock selection in the Health Care, Financials, Industrials, Real Estate, and Information Technology sectors. This was partially offset by stock selection in the Materials space. Allocation was a modest positive. Underweights in Communication Services, Consumer Discretionary added to performance versus the index while a Health Care overweight detracted.

During the third quarter of 2025, specifically a huge deficit in September, accounted for most of the underperformance. Unprofitable, high beta companies outperformed while high free cash flow businesses aligned with the Fund’s quality bias declined. In the fourth quarter of 2025, our structural zero weighting of no earnings biotechnology stocks was the largest negative.

At the start of 2025, we felt relatively more cautious as valuations in many companies appeared stretched to us while policy and economic uncertainty were building. There will always be sources of uncertainty, but valuations in our quality growth corner of the market appear more attractive to us now. In December 2024 our weighted-average internal rate of return (IRR) expectation for the underlying companies in our portfolio was 9%. Today, it is 14%, largely as a function of lower starting valuations. For the most part, the underlying businesses we’ve invested in have continued to perform well over the last year. We estimate the earnings of the portfolio grew by roughly 13% in 2025, below our long-term expectations but not outside of normal annual variance.

Top Contributors

  Perimeter Solutions, Inc.

  Medpace Holdings, Inc.

  Repligen Corp.

  RBC Bearings, Inc.

  Bio-Techne Corp.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc.

  Morningstar, Inc.

  Kinsale Capital Group, Inc.

  Floor & Decor Holdings, Inc., Class A

Total Return Based on a $500,000 Investment

Date	Institutional SharesFootnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
12/31/15	$500,000	$500,000	$500,000
3/31/16	$496,241	$492,407	$476,585
6/30/16	$539,944	$511,079	$492,031
9/30/16	$575,658	$557,310	$537,404
12/31/16	$582,237	$606,540	$556,590
3/31/17	$594,455	$621,497	$586,361
6/30/17	$624,530	$636,808	$612,095
9/30/17	$651,316	$672,905	$650,157
12/31/17	$672,932	$695,382	$679,968
3/31/18	$695,489	$694,796	$695,603
6/30/18	$750,470	$748,669	$745,913
9/30/18	$817,199	$775,444	$787,111
12/31/18	$663,180	$618,792	$616,677
3/31/19	$776,739	$709,038	$722,405
6/30/19	$864,557	$723,892	$742,257
9/30/19	$835,284	$706,513	$711,282
12/31/19	$905,521	$776,739	$792,327
3/31/20	$721,651	$538,942	$588,185
6/30/20	$943,422	$675,934	$768,076
9/30/20	$1,003,346	$709,270	$823,055
12/31/20	$1,220,419	$931,782	$1,066,729
3/31/21	$1,222,511	$1,050,110	$1,118,735
6/30/21	$1,309,348	$1,095,186	$1,162,561
9/30/21	$1,322,426	$1,047,432	$1,096,846
12/31/21	$1,399,942	$1,069,862	$1,096,968
3/31/22	$1,177,686	$989,347	$958,450
6/30/22	$978,460	$819,227	$773,907
9/30/22	$937,222	$801,309	$775,779
12/31/22	$976,317	$851,221	$807,835
3/31/23	$1,060,935	$874,525	$856,893
6/30/23	$1,117,704	$920,047	$917,325
9/30/23	$1,082,357	$872,866	$850,190
12/31/23	$1,194,824	$995,323	$958,565
3/31/24	$1,294,437	$1,046,882	$1,031,241
6/30/24	$1,201,251	$1,012,568	$1,001,138
9/30/24	$1,346,386	$1,106,462	$1,085,334
12/31/24	$1,327,106	$1,110,162	$1,103,828
3/31/25	$1,227,493	$1,004,930	$981,129
6/30/25	$1,285,333	$1,090,346	$1,098,527
9/30/25	$1,287,475	$1,225,491	$1,232,479
12/31/25	$1,284,797	$1,252,340	$1,247,466
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the periods prior to November 20, 2017 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The above chart represents historical performance of a hypothetical $500,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	-3.19%	1.03%	9.90%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$168,351,770
# of Portfolio Holdings	46
Portfolio Turnover Rate	24%
Investment Advisory Fees (Net of fees waived)	$654,962

Top Ten Holdings

(% total investments)*

Perimeter Solutions, Inc.	6.35%
RBC Bearings, Inc.	3.90%
Repligen Corp.	3.84%
HEICO Corp., Class A	3.62%
Hamilton Lane, Inc., Class A	3.46%
Hayward Holdings, Inc.	3.22%
Novanta, Inc.	3.12%
Casella Waste Systems, Inc.	3.12%
The Descartes Systems Group, Inc.	2.97%
Appfolio, Inc.	2.91%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	32.2%
Information Technology	27.5%
Health Care	14.6%
Financials	10.1%
Materials	8.3%
Consumer Discretionary	3.8%
Real Estate	2.0%
Consumer Staples	1.5%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Small Cap Growth Fund

DFSGX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2025

221S-DFSGX-25

DF Dent Small Cap Growth Fund

DFSLX

:  Institutional Plus Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$43	0.85%

How did the Fund perform in the last six months?

During the period June 30, 2025, through December 31, 2025, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index was driven almost entirely by stock selection. Consumer Discretionary, Financials, Health Care, Industrials, and Information Technology sectors were all drags versus the index. Allocation was barely a factor. Being overweight Materials and underweight Financials had the most positive impacts.

The underperformance relative to the Russell 2000 Growth Index was driven primarily by stock selection in the Health Care, Financials, Industrials, Real Estate, and Information Technology sectors. This was partially offset by stock selection in the Materials space. Allocation was a modest positive. Underweights in Communication Services, Consumer Discretionary added to performance versus the index while a Health Care overweight detracted.

During the third quarter of 2025, specifically a huge deficit in September, accounted for most of the underperformance. Unprofitable, high beta companies outperformed while high free cash flow businesses aligned with the Fund’s quality bias declined. In the fourth quarter of 2025, our structural zero weighting of no earnings biotechnology stocks was the largest negative.

At the start of 2025, we felt relatively more cautious as valuations in many companies appeared stretched to us while policy and economic uncertainty were building. There will always be sources of uncertainty, but valuations in our quality growth corner of the market appear more attractive to us now. In December 2024 our weighted-average internal rate of return (IRR) expectation for the underlying companies in our portfolio was 9%. Today, it is 14%, largely as a function of lower starting valuations. For the most part, the underlying businesses we’ve invested in have continued to perform well over the last year. We estimate the earnings of the portfolio grew by roughly 13% in 2025, below our long-term expectations but not outside of normal annual variance.

Top Contributors

  Perimeter Solutions, Inc.

  Medpace Holdings, Inc.

  Repligen Corp.

  RBC Bearings, Inc.

  Bio-Techne Corp.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc.

  Morningstar, Inc.

  Kinsale Capital Group, Inc.

  Floor & Decor Holdings, Inc., Class A

Total Return Based on a $100,000,000 Investment

Date	Institutional Plus SharesFootnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
12/31/15	$100,000,000	$100,000,000	$100,000,000
3/31/16	$99,248,120	$98,481,498	$95,317,047
6/30/16	$107,988,722	$102,215,709	$98,406,269
9/30/16	$115,131,579	$111,462,037	$107,480,731
12/31/16	$116,447,368	$121,307,996	$111,318,005
3/31/17	$118,890,977	$124,299,341	$117,272,136
6/30/17	$124,906,015	$127,361,567	$122,419,065
9/30/17	$130,263,158	$134,581,077	$130,031,396
12/31/17	$134,586,466	$139,076,380	$135,993,508
3/31/18	$139,003,759	$138,959,252	$139,120,532
6/30/18	$150,093,985	$149,733,747	$149,182,586
9/30/18	$163,251,880	$155,088,730	$157,422,299
12/31/18	$132,541,960	$123,758,494	$123,335,332
3/31/19	$155,153,841	$141,807,510	$144,481,009
6/30/19	$172,617,481	$144,778,475	$148,451,398
9/30/19	$166,762,619	$141,302,620	$142,256,376
12/31/19	$180,708,423	$155,347,729	$158,465,500
3/31/20	$144,034,038	$107,788,433	$117,636,952
6/30/20	$188,289,161	$135,186,747	$153,615,274
9/30/20	$200,172,482	$141,854,052	$164,611,013
12/31/20	$243,383,742	$186,356,498	$213,345,832
3/31/21	$243,697,650	$210,021,964	$223,746,935
6/30/21	$260,962,619	$219,037,239	$232,512,147
9/30/21	$263,578,523	$209,486,401	$219,369,139
12/31/21	$278,873,097	$213,972,498	$219,393,699
3/31/22	$234,626,232	$197,869,348	$191,689,964
6/30/22	$194,879,049	$163,845,374	$154,781,356
9/30/22	$186,629,633	$160,261,761	$155,155,710
12/31/22	$194,343,372	$170,244,142	$161,567,022
3/31/23	$211,163,609	$174,905,084	$171,378,504
6/30/23	$222,412,812	$184,009,375	$183,465,029
9/30/23	$215,341,884	$174,573,161	$170,037,904
12/31/23	$237,626,020	$199,064,560	$191,712,928
3/31/24	$257,338,909	$209,376,306	$206,248,235
6/30/24	$238,804,508	$202,513,592	$200,227,568
9/30/24	$267,516,759	$221,292,347	$217,066,856
12/31/24	$263,552,754	$222,032,450	$220,765,572
3/31/25	$243,728,349	$200,986,069	$196,225,783
6/30/25	$255,319,269	$218,069,213	$219,705,404
9/30/25	$255,850,963	$245,098,285	$246,495,716
12/31/25	$255,319,269	$250,467,904	$249,493,248
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on February 25, 2025. Performance for the periods prior to February 25, 2025 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The above chart represents historical performance of a hypothetical $100,000,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	-3.12%	0.96%	9.83%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on February 25, 2025. Performance for the 1 year, 5 year and 10 year periods is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$168,351,770
# of Portfolio Holdings	46
Portfolio Turnover Rate	24%
Investment Advisory Fees (Net of fees waived)	$654,962

Top Ten Holdings

(% total investments)*

Perimeter Solutions, Inc.	6.35%
RBC Bearings, Inc.	3.90%
Repligen Corp.	3.84%
HEICO Corp., Class A	3.62%
Hamilton Lane, Inc., Class A	3.46%
Hayward Holdings, Inc.	3.22%
Novanta, Inc.	3.12%
Casella Waste Systems, Inc.	3.12%
The Descartes Systems Group, Inc.	2.97%
Appfolio, Inc.	2.91%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	32.2%
Information Technology	27.5%
Health Care	14.6%
Financials	10.1%
Materials	8.3%
Consumer Discretionary	3.8%
Real Estate	2.0%
Consumer Staples	1.5%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Small Cap Growth Fund

DFSLX

:  Institutional Plus Shares

Semi-Annual Shareholder Report - December 31, 2025

221S-DFSLX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

SEMI-ANNUAL FINANCIALS
AND OTHER INFORMATION
(Unaudited)
DECEMBER 31, 2025

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
DECEMBER 31, 2025
DF Dent Premier Growth Fund
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Changes in Net Assets 5
Financial Highlights 6
DF Dent Midcap Growth Fund
Schedule of Investments 7
Statement of Assets and Liabilities 9
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 12
DF Dent Small Cap Growth Fund
Schedule of Investments 15
Statement of Assets and Liabilities 17
Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
DF Dent Growth Funds
Notes to Financial Statements 23
Other Information 30

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 100.1%
Communication Services - 8.0%
46,477 Alphabet, Inc., Class C $ 14,584,483
33,145 Netflix, Inc.
(a)
3,107,675
17,692,158
Consumer Discretionary - 6.6%
62,581 Amazon.com, Inc.
(a)
14,444,946
Financials - 17.5%
10,198 Kinsale Capital Group, Inc. 3,988,642
18,097 Mastercard, Inc., Class A 10,331,215
11,000 Moody's Corp. 5,619,350
4,982 MSCI, Inc. 2,858,323
9,494 S&P Global, Inc.
(a)
4,961,469
30,967 Visa, Inc., Class A 10,860,437
38,619,436
Health Care - 14.1%
61,500 Bio-Techne Corp. 3,616,815
29,697 Danaher Corp. 6,798,237
9,820 Intuitive Surgical, Inc.
(a)
5,561,655
9,750 Thermo Fisher Scientific, Inc. 5,649,638
26,627 Veeva Systems, Inc., Class A
(a)
5,943,945
13,078 West Pharmaceutical Services, Inc. 3,598,281
31,168,571
Industrials - 14.8%
20,731 Booz Allen Hamilton Holding Corp. 1,748,867
28,000 Copart, Inc.
(a)
1,096,200
37,492 HEICO Corp., Class A 9,464,105
6,195 TransDigm Group, Inc.
(a)
8,238,421
81,952 Uber Technologies, Inc.
(a)
6,696,298
31,277 Waste Connections, Inc. 5,484,735
32,728,626
Information Technology - 28.0%
16,880 Apple, Inc. 4,588,997
4,044 ASML Holding NV 4,326,514
19,715 Cadence Design Systems, Inc.
(a)
6,162,515
21,224 Guidewire Software, Inc.
(a)
4,266,236
7,548 Intuit, Inc. 4,999,946
13,845 Manhattan Associates, Inc.
(a)
2,399,477
22,682 Microsoft Corp. 10,969,469
7,198 Monolithic Power Systems, Inc. 6,523,979
10,196 Motorola Solutions, Inc. 3,908,331
62,572 Procore Technologies, Inc.
(a)
4,551,487
30,760 ServiceNow, Inc.
(a)
4,712,124
9,363 Tyler Technologies, Inc.
(a)
4,250,334
61,659,409
Shares Security Description Value
Materials - 6.6%
14,535 Ecolab, Inc. $ 3,815,728
13,216 The Sherwin-Williams Co. 4,282,381
22,732 Vulcan Materials Co. 6,483,621
14,581,730
Real Estate - 4.5%
39,190 CBRE Group, Inc., Class A
(a)
6,301,360
51,990 CoStar Group, Inc.
(a)
3,495,808
9,797,168
Total Common Stock (Cost $104,848,574) 220,692,044
Money Market Fund - 0.1%
334,836 First American Treasury
Obligations Fund,
Class X, 3.66%
(b)
(Cost $334,836) 334,836
Investments, at value - 100.2% (Cost
$105,183,410) $ 221,026,880
Other Assets & Liabilities, Net - (0.2)% (494,246)
Net Assets - 100.0% $ 220,532,634
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 221,026,880
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 221,026,880

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 8.0%
Consumer Discretionary 6.6%
Financials 17.5%
Health Care 14.1%
Industrials 14.8%
Information Technology 28.0%
Materials 6.6%
Real Estate 4.5%
Money Market Fund 0.1%
Other Assets & Liabilities, Net (0.2)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2025
ASSETS
Investments, at value (Cost $105,183,410) $ 221,026,880
Receivables:
Fund shares sold 2,000
Dividends 53,780
Prepaid expenses 22,313
Total Assets
221,104,973
LIABILITIES
Payables:
Fund shares redeemed 48,901
Accrued Liabilities:
Investment adviser fees 486,412
Trustees’ fees and expenses 296
Fund services fees 11,004
Other expenses 25,726
Total Liabilities
572,339
NET ASSETS
$ 220,532,634
COMPONENTS OF NET ASSETS
Paid-in capital $ 91,299,251
Distributable Earnings 129,233,383
NET ASSETS
$ 220,532,634
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 5,966,780
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 36.96

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2025
* See additional information contained in Note 5 and Note 6.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $5,493) $ 1,002,461
Total Investment Income
1,002,461
EXPENSES
Investment adviser fees 1,167,122
Fund services fees 93,043
Custodian fees 12,015
Registration fees 10,843
Professional fees 33,236
Trustees' fees and expenses 10,618
ReFlow fees 7,284
Other expenses 32,049
Total Expenses 1,366,210
Fees waived
(200,085)
Net Expenses
1,166,125
NET INVESTMENT LOSS
(163,664)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments
Unaffiliated issuers 11,024,431
Redemptions in kind* 11,588,070
22,612,501
Net change in unrealized appreciation (depreciation) on investments
(18,679,614)
NET REALIZED AND UNREALIZED GAIN
3,932,887
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 3,769,223

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
* Includes redemption in-kind transactions. See additional information contained in Note 6.
For the Six Months
Ended
December 31, 2025
For the Year
Ended
June 30, 2025
OPERATIONS
Net investment loss $ (163,664) $ (1,055,835)
Net realized gain 22,612,501 21,815,733
Net change in unrealized appreciation (depreciation) (18,679,614) 5,667,228
Increase in Net Assets Resulting from Operations
3,769,223 26,427,126
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(15,339,672) (30,116,196)
CAPITAL SHARE TRANSACTIONS
Sale of shares 17,674,357 7,279,139
Reinvestment of distributions 14,327,888 28,195,477
Redemption of shares*
(36,099,435) (26,978,932)
Increase (Decrease) in Net Assets from Capital Share Transactions
(4,097,190) 8,495,684
Increase (Decrease) in Net Assets
(15,667,639) 4,806,614
NET ASSETS
Beginning of Period
236,200,273 231,393,659
End of Period
$ 220,532,634 $ 236,200,273
SHARE TRANSACTIONS
Sale of shares 448,108 192,311
Reinvestment of distributions 388,395 722,405
Redemption of shares
(914,419) (692,891)
Increase (Decrease) in Shares
(77,916) 221,825

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2025
For the Years Ended June 30,
2025 2024 2023 2022 2021
NET ASSET VALUE, Beginning of
Period
$ 39.08 $ 39.74 $ 41.04 $ 35.60 $ 49.79 $ 38.91
INVESTMENT OPERATIONS
Net investment loss (a) (0.03) (0.18) (0.14) (0.11) (0.27) (0.25)
Net realized and unrealized gain
(loss)
0.63 4.96 5.74 5.55 (10.28) 12.16
Total from Investment Operations
0.60 4.78 5.60 5.44 (10.55) 11.91
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(2.72) (5.44) (6.90) – (3.64) (1.03)
Total Distributions to Shareholders
(2.72) (5.44) (6.90) – (3.64) (1.03)
REDEMPTION FEES(a)
– – – – 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 36.96 $ 39.08 $ 39.74 $ 41.04 $ 35.60 $ 49.79
TOTAL RETURN
1.55%(c) 12.06% 15.87% 15.28% (23.05)% 30.96%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 220,533 $ 236,200 $ 231,394 $ 247,272 $ 278,936 $ 430,924
Ratios to Average Net Assets:
Net investment loss (0.14)%(d) (0.46)% (0.36)% (0.30)% (0.58)% (0.57)%
Net expenses 0.99%(d) 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (e) 1.16%(d) 1.16% 1.14% 1.13% 1.10% 1.11%
PORTFOLIO TURNOVER RATE 12%(c)(f) 15%(f) 19% 20% 18% 14%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(f) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.1%
Consumer Discretionary - 1.8%
98,027 Floor & Decor Holdings, Inc.,
Class A
(a)
$ 5,968,864
Financials - 17.0%
83,823 Brown & Brown, Inc. 6,680,693
140,091 Goosehead Insurance, Inc.,
Class A
(a)
10,317,702
31,982 Kinsale Capital Group, Inc. 12,508,800
2,555 Markel Group, Inc.
(a)
5,492,356
16,226 Moody's Corp. 8,289,052
19,375 Morningstar, Inc. 4,210,381
13,611 MSCI, Inc. 7,809,039
55,308,023
Health Care - 15.8%
212,995 Bio-Techne Corp. 12,526,236
5,764 Mettler-Toledo International, Inc.
(a)
8,036,111
45,197 Repligen Corp.
(a)
7,405,980
54,656 Veeva Systems, Inc., Class A
(a)
12,200,859
40,254 West Pharmaceutical Services, Inc. 11,075,486
51,244,672
Industrials - 23.6%
59,629 Booz Allen Hamilton Holding Corp. 5,030,302
158,340 Copart, Inc.
(a)
6,199,011
66,957 HEICO Corp., Class A 16,901,955
58,077 Old Dominion Freight Line, Inc. 9,106,474
39,661 SiteOne Landscape Supply, Inc.
(a)
4,940,174
8,988 TransDigm Group, Inc.
(a)
11,952,692
131,711 Veralto Corp. 13,142,124
52,785 Waste Connections, Inc. 9,256,378
76,529,110
Information Technology - 22.8%
49,120 Appfolio, Inc.
(a)
11,427,768
37,532 Atlassian Corp., Class A
(a)
6,085,439
23,465 Cadence Design Systems, Inc.
(a)
7,334,690
60,952 Entegris, Inc. 5,135,206
13,140 Guidewire Software, Inc.
(a)
2,641,271
28,910 Manhattan Associates, Inc.
(a)
5,010,392
77,421 Microchip Technology, Inc. 4,933,266
8,501 Monolithic Power Systems, Inc. 7,704,966
30,491 Novanta, Inc.
(a)
3,628,124
60,282 PTC, Inc.
(a)
10,501,727
21,063 Tyler Technologies, Inc.
(a)
9,561,549
73,964,398
Materials - 10.2%
62,517 Ecolab, Inc. 16,411,963
58,458 Vulcan Materials Co. 16,673,391
33,085,354
Shares Security Description Value
Real Estate - 7.9%
77,832 CBRE Group, Inc., Class A
(a)
$ 12,514,607
196,312 CoStar Group, Inc.
(a)
13,200,019
25,714,626
Total Common Stock (Cost $236,225,023) 321,815,047
Money Market Fund - 0.6%
1,843,863 First American Treasury
Obligations Fund,
Class X, 3.66%
(b)
(Cost $1,843,863) 1,843,863
Investments, at value - 99.7% (Cost
$238,068,886) $ 323,658,910
Other Assets & Liabilities, Net - 0.3% 1,090,234
Net Assets - 100.0% $ 324,749,144
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 323,658,910
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 323,658,910

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
PORTFOLIO HOLDINGS
% of Total Net Assets
Consumer Discretionary 1.8%
Financials 17.0%
Health Care 15.8%
Industrials 23.6%
Information Technology 22.8%
Materials 10.2%
Real Estate 7.9%
Money Market Fund 0.6%
Other Assets & Liabilities, Net 0.3%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2025
ASSETS
Investments, at value (Cost $238,068,886) $ 323,658,910
Receivables:
Fund shares sold 24,990
Investment securities sold 3,429,700
Dividends 96,446
Prepaid expenses 29,048
Total Assets
327,239,094
LIABILITIES
Payables:
Investment securities purchased 1,739,444
Fund shares redeemed 77,517
Accrued Liabilities:
Investment adviser fees 609,151
Trustees’ fees and expenses 10
Fund services fees 16,838
Other expenses 46,990
Total Liabilities
2,489,950
NET ASSETS
$ 324,749,144
COMPONENTS OF NET ASSETS
Paid-in capital $ 226,727,814
Distributable Earnings 98,021,330
NET ASSETS
$ 324,749,144
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 2,788,258
Institutional Shares 4,834,735
Institutional Plus Shares 1,122,690
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $103,085,067) $ 36.97
Institutional Shares (based on net assets of $179,784,801) $ 37.19
Institutional Plus Shares (based on net assets of $41,879,276) $ 37.30

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2025
* See additional information contained in Note 5 and Note 6.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $5,680) $ 1,631,495
Total Investment Income
1,631,495
EXPENSES
Investment adviser fees 1,352,659
Fund services fees 144,005
Transfer agent fees:
Investor Shares 9,494
Institutional Shares 3,599
Institutional Plus Shares 2,270
Custodian fees 20,922
Registration fees:
Investor Shares 7,914
Institutional Shares 7,963
Institutional Plus Shares 8,344
Professional fees 43,056
Trustees' fees and expenses 13,448
ReFlow fees 38,921
Other expenses 46,446
Total Expenses 1,699,041
Fees waived
(141,194)
Net Expenses
1,557,847
NET INVESTMENT INCOME
73,648
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments
Unaffiliated issuers 10,847,400
Redemptions in kind* 17,410,378
28,257,778
Net change in unrealized appreciation (depreciation) on investments
(36,098,931)
NET REALIZED AND UNREALIZED LOSS
(7,841,153)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (7,767,505)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
* Includes redemption in-kind transactions. See additional information contained in Note 6.
For the Six Months
Ended
December 31, 2025
For the Year
Ended
June 30, 2025
OPERATIONS
Net investment income (loss) $ 73,648 $ (652,232)
Net realized gain 28,257,778 68,700,703
Net change in unrealized appreciation (depreciation) (36,098,931) (15,359,852)
Increase (Decrease) in Net Assets Resulting from Operations
(7,767,505) 52,688,619
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 2,784,020 5,327,549
Institutional Shares 3,672,729 24,907,334
Institutional Plus Shares 34,230,485 49,281,233
Redemption of shares:
Investor Shares
(14,722,190) (37,444,798)
Institutional Shares
(26,189,937) (66,166,911)
Institutional Plus Shares*
(34,002,972) (190,969,771)
Decrease in Net Assets from Capital Share Transactions
(34,227,865) (215,065,364)
Decrease in Net Assets
(41,995,370) (162,376,745)
NET ASSETS
Beginning of Period
366,744,514 529,121,259
End of Period
$ 324,749,144 $ 366,744,514
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 72,404 146,752
Institutional Shares 94,177 661,980
Institutional Plus Shares 891,601 1,324,881
Redemption of shares:
Investor Shares
(385,539) (1,028,360)
Institutional Shares
(684,265) (1,781,669)
Institutional Plus Shares
(890,914) (5,481,097)
Decrease in Shares
(902,536) (6,157,513)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2025
For the Years Ended June 30,
2025 2024 2023 2022 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 37.86 $ 33.34 $ 31.01 $ 26.98 $ 38.01 $ 29.48
INVESTMENT OPERATIONS
Net investment loss (a) 0.00(b) (0.08) (0.09) (0.09) (0.20) (0.18)
Net realized and unrealized gain
(loss)
(0.89) 4.60 2.42 4.12 (9.75) 8.81
Total from Investment Operations
(0.89) 4.52 2.33 4.03 (9.95) 8.63
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – – (1.08) (0.11)
Total Distributions to Shareholders
– – – – (1.08) (0.11)
REDEMPTION FEES(a)
– – – – 0.00(b) 0.01
NET ASSET VALUE, End of Period
$ 36.97 $ 37.86 $ 33.34 $ 31.01 $ 26.98 $ 38.01
TOTAL RETURN
(2.35)%(c) 13.56% 7.51% 14.94% (26.97)% 29.33%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 103,085 $ 117,419 $ 132,811 $ 162,503 $ 184,717 $ 307,341
Ratios to Average Net Assets:
Net investment loss (0.02)%(d) (0.21)% (0.28)% (0.33)% (0.55)% (0.54)%
Net expenses 0.93%(d) 0.93% 0.88% 0.87% 0.85% 0.89%
Gross expenses (e) 0.96%(d) 0.95% 0.90% 0.89% 0.86% 0.91%
PORTFOLIO TURNOVER RATE 19%(c)(f) 59%(f) 29% 27% 35% 30%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(f) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2025
For the Years Ended June 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 38.06 $ 33.50 $ 31.14 $ 27.09 $ 38.15 $ 29.57
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.01 (0.05) (0.08) (0.09) (0.19) (0.17)
Net realized and unrealized gain
(loss)
(0.88) 4.61 2.44 4.14 (9.79) 8.86
Total from Investment Operations
(0.87) 4.56 2.36 4.05 (9.98) 8.69
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – – (1.08) (0.11)
Total Distributions to Shareholders
– – – – (1.08) (0.11)
REDEMPTION FEES(a)
– – – – – 0.00(b)
NET ASSET VALUE, End of Period
$ 37.19 $ 38.06 $ 33.50 $ 31.14 $ 27.09 $ 38.15
TOTAL RETURN
(2.29)%(c) 13.61% 7.58% 14.95% (26.95)% 29.41%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 179,785 $ 206,495 $ 219,229 $ 247,019 $ 231,134 $ 406,489
Ratios to Average Net Assets:
Net investment income (loss) 0.06%(d) (0.12)% (0.25)% (0.32)% (0.53)% (0.50)%
Net expenses 0.85%(d) 0.85% 0.84% 0.85% 0.83% 0.85%
Gross expenses (e) 0.93%(d) 0.92% 0.88% 0.87% 0.85% 0.86%
PORTFOLIO TURNOVER RATE 19%(c)(f) 59%(f) 29% 27% 35% 30%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(f) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2025
For the Years Ended June 30,
December 3, 2021 (a)
Through
June 30, 2022 2025 2024 2023
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of
Period
$ 38.17 $ 33.55 $ 31.17 $ 27.10 $ 38.47
INVESTMENT OPERATIONS
Net investment income (loss) (b) 0.02 (0.07) (0.06) (0.07) (0.08)
Net realized and unrealized gain
(loss)
(0.89) 4.69 2.44 4.14 (10.21)
Total from Investment Operations
(0.87) 4.62 2.38 4.07 (10.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – – (1.08)
Total Distributions to Shareholders
– – – – (1.08)
NET ASSET VALUE, End of Period
$ 37.30 $ 38.17 $ 33.55 $ 31.17 $ 27.10
TOTAL RETURN
(2.28)%(c) 13.77% 7.64% 15.02% (27.53)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 41,879 $ 42,830 $ 177,081 $ 178,611 $ 210,030
Ratios to Average Net Assets:
Net investment income (loss) 0.12%(d) (0.20)% (0.19)% (0.26)% (0.44)%(d)
Net expenses 0.79%(d) 0.79% 0.78% 0.79% 0.79%(d)
Gross expenses (e) 0.98%(d) 0.95% 0.88% 0.88% 0.90%(d)
PORTFOLIO TURNOVER RATE 19%(c)(f) 59%(f) 29% 27% 35%(c)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(f) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.0%
Consumer Discretionary - 3.8%
57,253 Floor & Decor Holdings, Inc.,
Class A
(a)
$ 3,486,135
7,114 Murphy USA, Inc. 2,870,642
6,356,777
Consumer Staples - 1.4%
235,648 Utz Brands, Inc. 2,446,026
Financials - 10.0%
52,964 Goosehead Insurance, Inc.,
Class A
(a)
3,900,798
42,906 Hamilton Lane, Inc., Class A 5,762,705
10,360 Kinsale Capital Group, Inc. 4,052,003
6,867 MarketAxess Holdings, Inc. 1,244,644
8,745 Morningstar, Inc. 1,900,376
16,860,526
Health Care - 14.4%
79,024 Bio-Techne Corp. 4,647,401
21,851 HealthEquity, Inc.
(a)
2,001,770
27,373 LeMaitre Vascular, Inc. 2,219,950
23,259 Masimo Corp.
(a)
3,025,066
8,077 Medpace Holdings, Inc.
(a)
4,536,447
39,070 Repligen Corp.
(a)
6,402,010
8,594 The Ensign Group, Inc. 1,497,075
24,329,719
Industrials - 31.9%
14,244 Applied Industrial Technologies,
Inc. 3,657,432
53,075 Casella Waste Systems, Inc.
(a)
5,198,165
75,427 Core & Main, Inc., Class A
(a)
3,919,941
13,941 CSW Industrials, Inc. 4,092,102
85,517 Douglas Dynamics, Inc. 2,792,130
17,490 ESCO Technologies, Inc. 3,417,371
18,923 Exponent, Inc. 1,314,392
30,612 Federal Signal Corp. 3,324,157
347,313 Hayward Holdings, Inc.
(a)
5,365,986
23,928 HEICO Corp., Class A 6,040,145
5,865 JBT Marel Corp. 883,680
7,727 Kadant, Inc. 2,202,349
14,498 RBC Bearings, Inc.
(a)
6,501,338
11,331 Simpson Manufacturing Co., Inc. 1,829,617
25,225 SiteOne Landscape Supply, Inc.
(a)
3,142,026
53,680,831
Information Technology - 27.3%
30,851 Agilysys, Inc.
(a)
3,666,333
67,438 Alarm.com Holdings, Inc.
(a)
3,440,687
20,832 Appfolio, Inc.
(a)
4,846,565
18,461 Badger Meter, Inc. 3,219,783
19,416 Guidewire Software, Inc.
(a)
3,902,810
Shares Security Description Value
Information Technology - 27.3% (continued)
26,641 Manhattan Associates, Inc.
(a)
$ 4,617,152
43,757 Novanta, Inc.
(a)
5,206,645
18,572 Onto Innovation, Inc.
(a)
2,931,776
59,600 Procore Technologies, Inc.
(a)
4,335,304
14,411 ServiceTitan, Inc.
(a)
1,534,771
36,858 SPS Commerce, Inc.
(a)
3,285,154
56,481 The Descartes Systems Group,
Inc.
(a)
4,951,124
45,938,104
Materials - 8.2%
15,437 Eagle Materials, Inc. 3,190,519
384,212 Perimeter Solutions, Inc.
(a)
10,577,357
13,767,876
Real Estate - 2.0%
67,558 Landbridge Co., LLC 3,309,666
Total Common Stock (Cost $132,886,666) 166,689,525
Money Market Fund - 1.2%
1,934,623 First American Treasury
Obligations Fund,
Class X, 3.66%
(b)
(Cost $1,934,623) 1,934,623
Investments, at value - 100.2% (Cost
$134,821,289) $ 168,624,148
Other Assets & Liabilities, Net - (0.2)% (272,378)
Net Assets - 100.0% $ 168,351,770
LLC Limited Liability Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2025.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 168,624,148
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 168,624,148
PORTFOLIO HOLDINGS
% of Total Net Assets
Consumer Discretionary 3.8%
Consumer Staples 1.4%
Financials 10.0%
Health Care 14.4%
Industrials 31.9%
Information Technology 27.3%
Materials 8.2%
Real Estate 2.0%
Money Market Fund 1.2%
Other Assets & Liabilities, Net (0.2)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2025
ASSETS
Investments, at value (Cost $134,821,289) $ 168,624,148
Receivables:
Fund shares sold 6,817
Dividends 49,455
Prepaid expenses 30,590
Total Assets
168,711,010
LIABILITIES
Payables:
Fund shares redeemed 2,449
Accrued Liabilities:
Investment adviser fees 314,349
Trustees’ fees and expenses 42
Fund services fees 8,711
Other expenses 33,689
Total Liabilities
359,240
NET ASSETS
$ 168,351,770
COMPONENTS OF NET ASSETS
Paid-in capital $ 145,934,929
Distributable Earnings 22,416,841
NET ASSETS
$ 168,351,770
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 800,959
Institutional Shares 2,648,965
Institutional Plus Shares 3,570,477
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $19,062,821) $ 23.80
Institutional Shares (based on net assets of $63,548,666) $ 23.99
Institutional Plus Shares (based on net assets of $85,740,283) $ 24.01

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2025
INVESTMENT INCOME
Dividend income $ 345,141
Total Investment Income
345,141
EXPENSES
Investment adviser fees 784,141
Fund services fees 86,005
Transfer agent fees:
Investor Shares 10,684
Institutional Shares 9,107
Institutional Plus Shares 1,282
Custodian fees 9,487
Registration fees:
Investor Shares 7,006
Institutional Shares 8,113
Institutional Plus Shares 7,246
Professional fees 30,352
Trustees' fees and expenses 9,241
Other expenses 34,821
Total Expenses 997,485
Fees waived
(158,830)
Net Expenses
838,655
NET INVESTMENT LOSS
(493,514)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 2,845,089
Net change in unrealized appreciation (depreciation) on investments
(2,016,517)
NET REALIZED AND UNREALIZED GAIN
828,572
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 335,058

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2025
For the Year
Ended
June 30, 2025
OPERATIONS
Net investment loss $ (493,514) $ (515,446)
Net realized gain (loss) 2,845,089 (1,282,998)
Net change in unrealized appreciation (depreciation) (2,016,517) 16,194,978
Increase in Net Assets Resulting from Operations
335,058 14,396,534
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 824,024 2,458,291
Institutional Shares 2,315,021 17,727,892
Institutional Plus Shares 5,982,349 84,563,447
Redemption of shares:
Investor Shares
(1,292,327) (7,459,124)
Institutional Shares
(24,363,380) (118,224,527)
Institutional Plus Shares
(3,490,518) (2,166,661)
Decrease in Net Assets from Capital Share Transactions
(20,024,831) (23,100,682)
Decrease in Net Assets
(19,689,773) (8,704,148)
NET ASSETS
Beginning of Period
188,041,543 196,745,691
End of Period
$ 168,351,770 $ 188,041,543
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 34,118 102,719
Institutional Shares 95,100 724,729
Institutional Plus Shares 248,288 3,561,141
Redemption of shares:
Investor Shares
(53,617) (307,894)
Institutional Shares
(997,173) (4,924,970)
Institutional Plus Shares
(145,997) (92,954)
Decrease in Shares
(819,281) (937,229)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2025
For the Years Ended June 30,
2025 2024 2023 2022 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 23.82 $ 22.29 $ 20.76 $ 18.19 $ 24.94 $ 18.38
INVESTMENT OPERATIONS
Net investment loss (a) (0.08) (0.09) (0.10) (0.10) (0.15) (0.13)
Net realized and unrealized gain
(loss)
0.06 1.62 1.63 2.67 (6.01) 7.16
Total from Investment Operations
(0.02) 1.53 1.53 2.57 (6.16) 7.03
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – – (0.60) (0.48)
Total Distributions to Shareholders
– – – – (0.60) (0.48)
REDEMPTION FEES(a)
– – – – 0.01 0.01
NET ASSET VALUE, End of Period
$ 23.80 $ 23.82 $ 22.29 $ 20.76 $ 18.19 $ 24.94
TOTAL RETURN
(0.08)%(b) 6.86% 7.37% 14.13% (25.32)% 38.60%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 19,063 $ 19,544 $ 22,859 $ 18,295 $ 18,105 $ 29,472
Ratios to Average Net Assets:
Net investment loss (0.67)%(c) (0.36)% (0.44)% (0.54)% (0.64)% (0.58)%
Net expenses 1.05%(c) 1.04% 1.04% 1.05% 1.05% 1.05%
Gross expenses (d) 1.24%(c) 1.23% 1.25% 1.30% 1.23% 1.30%
PORTFOLIO TURNOVER RATE 24%(b) 36% 30% 41% 46% 34%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
December 31,
2025
For the Years Ended June 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 24.00 $ 22.43 $ 20.87 $ 18.27 $ 25.03 $ 18.42
INVESTMENT OPERATIONS
Net investment loss (a) (0.07) (0.06) (0.07) (0.08) (0.12) (0.11)
Net realized and unrealized gain
(loss)
0.06 1.63 1.63 2.68 (6.04) 7.20
Total from Investment Operations
(0.01) 1.57 1.56 2.60 (6.16) 7.09
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – – (0.60) (0.48)
Total Distributions to Shareholders
– – – – (0.60) (0.48)
REDEMPTION FEES(a)
– – – – – 0.00(b)
NET ASSET VALUE, End of Period
$ 23.99 $ 24.00 $ 22.43 $ 20.87 $ 18.27 $ 25.03
TOTAL RETURN
(0.04)%(c) 7.00% 7.48% 14.23% (25.27)% 38.79%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 63,549 $ 85,223 $ 173,886 $ 75,462 $ 60,847 $ 52,591
Ratios to Average Net Assets:
Net investment loss (0.58)%(d) (0.24)% (0.31)% (0.43)% (0.52)% (0.49)%
Net expenses 0.95%(d) 0.94% 0.94% 0.95% 0.95% 0.95%
Gross expenses (e) 1.09%(d) 1.04% 1.07% 1.12% 1.09% 1.18%
PORTFOLIO TURNOVER RATE 24%(c) 36% 30% 41% 46% 34%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2025
February 25, 2025 (a)
Through
June 30, 2025
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 24.01 $ 24.21
INVESTMENT OPERATIONS
Net investment loss (b) (0.06) (0.02)
Net realized and unrealized loss
0.06 (0.18)
Total from Investment Operations
– (0.20)
NET ASSET VALUE, End of Period
$ 24.01 $ 24.01
TOTAL RETURN
–%(c) (0.83)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 85,740 $ 83,274
Ratios to Average Net Assets:
Net investment loss (0.47)%(d) (0.26)%(d)
Net expenses 0.85%(d) 0.84%(d)
Gross expenses (e) 1.05%(d) 1.15%(d)
PORTFOLIO TURNOVER RATE 24%(c) 36%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares,
Institutional Shares, and Institutional Plus Shares commenced operations on July 1, 2011, November 29, 2017, and December 3, 2021, respectively. DF Dent Small Cap Growth Fund’s Investor Shares, Institutional Shares,
and Institutional Plus Shares commenced operations on November 1, 2013, November 20, 2017, and February
25, 2025, respectively. The Funds seek long-term capital appreciation.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the management committee of D.F. Dent and Company, Inc., the Funds' adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser as each Fund’s valuation designee to perform any fair value determinations for securities

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each
Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments.
The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs”
used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2025, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax.
Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, each Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue
Service for a period of three fiscal years after they are filed. As of December 31, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s
Statement of Assets and Liabilities.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
Note 3. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services and administration fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman).
The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to 0.99%, through October 31, 2026 (the “Expense Cap”), for DF Dent Premier Growth Fund. Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) of Investor Shares, Institutional Shares and Institutional Plus Shares
to 0.98%, 0.85%, and 0.79%, respectively, through October 31, 2026, for DF Dent Midcap Growth Fund. The
Adviser has also contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest,

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) of Investor
Shares and Institutional Shares to 1.05% and 0.95%, respectively, through October 31, 2026, for DF Dent Small
Cap Growth Fund. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.
Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the period ended December 31, 2025 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2025 , $974,318, $484,008 and $531,670 are
subject to recoupment by the Adviser for the DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and
DF Dent Small Cap Growth Fund, respectively.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the period ended December 31, 2025 , were as follows:
* Sales exclude redemptions in-kind of $14,413,150 and $28,042,572 for the DF Dent Premier Growth Fund
and DF Dent Midcap Growth Fund, respectively. See Note 6.
Note 6. ReFlow Transactions
Each Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program. This program is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareholder redemptions. ReFlow provides this cash by purchasing shares at net asset value and ReFlow will not be subject to any investment minimum applicable to such shares. There are no assurances that Reflow will have sufficient funds available to meet a Fund's liquidity needs on a particular day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
DF Dent Premier Growth Fund $ 177,027 $ 23,058 $ 200,085
DF Dent Midcap Growth Fund 94,173 47,021 141,194
DF Dent Small Cap Growth Fund 129,179 29,651 158,830
Purchases Sales
DF Dent Premier Growth Fund $ 27,829,747 $ 43,266,090
DF Dent Midcap Growth Fund 64,623,649 93,588,047
DF Dent Small Cap Growth Fund 43,161,103 61,086,545

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds
Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is
0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. Such a fee is allocated among a Fund’s share classes based on relative net assets and is shown in the Statement of Operations. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.
During the period ended December 31, 2025 , the DF Dent Premier Growth Fund and DF Dent Midcap Growth
Fund satisfied redemption in-kind requests made by Reflow. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration paid and shares sold were as follows:
Note 7. Sector Concentration Risk
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Funds' share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Note 8. Federal Income Tax
As of December 31, 2025 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Value of Cash and Securities Sold Shares Sold
DF Dent Premier Growth Fund $ 28,896,788 758,040
DF Dent Midcap Growth Fund 14,836,498 375,092
DF Dent Small Cap Growth Fund - -
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 117,859,881 $ (2,016,411) $ 115,843,470
DF Dent Midcap Growth Fund 93,171,258 (7,581,234) 85,590,024
DF Dent Small Cap Growth Fund 39,706,740 (5,903,881) 33,802,859

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
As of June 30, 2025 , distributable earnings/accumulated loss on a tax basis were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the prior year late-year ordinary loss was $ 574,018 and $61,822 for the DF Dent Premier
Growth Fund and DF Dent Small Cap Growth Fund, respectively, (realized during the period January 1, 2025 through June 30, 2025 ). These losses were recognized for tax purposes on the first business day of each Fund’s current fiscal year, July 1, 2025 .
As of June 30, 2025 , the DF Dent Midcap Growth Fund had $10,083,355 of available short-term capital loss carryforward and the DF Dent Small Cap Growth Fund had $9,538,785 of available long-term capital loss carryforwards that have no expiration date.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Undistributed
Long-Term Gain
Capital and Other
Losses
Net Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ 7,111,097 $ (574,018) $ 134,266,753 $ 140,803,832
DF Dent Midcap Growth Fund – (10,083,355) 115,872,190 105,788,835
DF Dent Small Cap Growth Fund – (9,600,607) 31,682,390 22,081,783

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION
DECEMBER 31, 2025
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form
N-CSR)
N/A

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Midcap Growth Fund Institutional Plus Shares – DFMLX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
DF Dent Small Cap Growth Fund Institutional Plus Shares – DFSLX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.apexgroup.com
221-SAR-1225
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Funds' risks, objectives, fees and expenses, experience of its management, and other information.

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 12, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 12, 2026